UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22148

PowerShares Actively Managed Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road Wheaton, IL			60187
(Address of principal executive offices)			(Zip code)

Andrew Schlossberg President 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-983-0903

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2010

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2010 Semi-Annual Report to Shareholders

April 30, 2010

PowerShares Active AlphaQ Fund

PowerShares Active Alpha Multi-Cap Fund

PowerShares Active Low Duration Fund

PowerShares Active Mega Cap Fund

PowerShares Active U.S. Real Estate Fund

Table of Contents

Frequency Distribution of Discounts & Premiums	2

Fees and Expenses	4

Schedules of Investments

PowerShares Active AlphaQ Fund	6

PowerShares Active Alpha Multi-Cap Fund	8

PowerShares Active Low Duration Fund	10

PowerShares Active Mega Cap Fund	12

PowerShares Active U.S. Real Estate Fund	14

Statements of Assets and Liabilities	16

Statements of Operations	17

Statements of Changes in Net Assets	18

Financial Highlights	20

Notes to Financial Statements	23

Proxy Results	33

Board Considerations Regarding Approval and Continuation of Investment Advisory and Sub-Advisory Agreements	34

Frequency Distribution of Discounts & Premiums

Since Inception through April 30, 2010

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Trading Days	0-24	25-49	50-99	100-149	150-199	200+
PQY	PowerShares Active AlphaQ Fund	4/11/08	518	165	18	10	13	10	36
PQZ	PowerShares Active Alpha Multi-Cap Fund	4/11/08	518	152	26	15	6	6	14
PLK	PowerShares Active Low Duration Fund	4/11/08	518	107	54	49	8	6	22
PMA	PowerShares Active Mega Cap Fund	4/11/08	518	189	14	10	7	6	15
PSR	PowerShares Active U.S. Real Estate Fund	11/20/08	362	109	12	11	8	6	55

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PQY	220	16	15	5	1	9
PQZ	267	16	4	3	3	6
PLK	145	33	53	12	12	17
PMA	246	12	7	5	1	6
PSR	128	12	5	4	3	9

Fees and Expenses

As a shareholder of a Fund of the PowerShares Actively Managed Exchange-Traded Fund Trust, you incur a unitary management fee. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2010.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Annualized Expense Ratio based on Number of Days in the Period	Expenses Paid During the Six-Month Period(1)
PowerShares Active AlphaQ Fund Actual	$1,000.00	$1,248.64	0.75%	$4.18
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares Active Alpha Multi-Cap Fund Actual	$1,000.00	$1,163.45	0.75%	$4.02
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares Active Low Duration Fund Actual	$1,000.00	$1,019.80	0.29%	$1.44
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	0.29%	$1.45

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Annualized Expense Ratio based on Number of Days in the Period	Expenses Paid During the Six-Month Period(1)
PowerShares Active Mega Cap Fund Actual	$1,000.00	$1,138.64	0.75%	$3.98
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares Active U.S. Real Estate Fund Actual	$1,000.00	$1,316.37	0.80%	$4.59
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2010. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 181 and then dividing the result by 365. Expense ratios for the most recent half year may differ from expense ratios based on the one year data in the Financial Highlights.

Portfolio Composition

PowerShares Active AlphaQ Fund

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2010

Information Technology	43.8
Consumer Discretionary	23.0
Health Care	17.2
Financials	7.3
Telecommunication Services	4.9
Consumer Staples	3.8
Other	(0.0)

Schedule of Investments

PowerShares Active AlphaQ Fund

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—23.0%
7,584	Apollo Group, Inc., Class A*	$435,397
11,678	Bed Bath & Beyond, Inc.*	536,721
16,819	DIRECTV, Class A*	609,352
7,876	Dollar Tree, Inc.*	478,231
14,977	Liberty Global, Inc., Class A*	410,520
17,419	Mattel, Inc.	401,508
5,010	Netflix, Inc.*	494,838
12,078	O'Reilly Automotive, Inc.*	590,493
2,642	Priceline.com, Inc.*	692,336
10,673	Ross Stores, Inc.	597,688
13,433	Urban Outfitters, Inc.*	503,872
		5,750,956
	Consumer Staples—3.8%
6,742	Costco Wholesale Corp.	398,318
12,678	Hansen Natural Corp.*	558,846
		957,164
	Financials—7.3%
6,564	Arch Capital Group Ltd.*	496,107
1,586	CME Group, Inc.	520,858
26,021	Hudson City Bancorp, Inc.	346,079
8,223	T. Rowe Price Group, Inc.	472,905
		1,835,949
	Health Care—17.2%
6,484	Celgene Corp.*	401,684
5,863	Express Scripts, Inc.*	587,062
1,005	Intuitive Surgical, Inc.*	362,363
11,231	Life Technologies Corp.*	614,448
24,580	Mylan, Inc.*	541,497

Number of Shares		Value
	Common Stocks and Other Equity Interests—(Continued)
12,000	Perrigo Co.	$732,360
7,803	Teva Pharmaceutical Industries Ltd. ADR (Israel)	458,270
21,461	Warner Chilcott PLC, Class A (Ireland)*	608,634
		4,306,318
	Information Technology—43.8%
19,451	Altera Corp.	493,277
14,477	AsiaInfo Holdings, Inc.*	411,292
14,133	ASML Holding NV (Netherlands)	461,584
12,592	BMC Software, Inc.*	495,621
10,411	Broadcom Corp., Class A	359,075
14,353	Check Point Software Technologies Ltd. (Israel)*	511,254
16,477	Cisco Systems, Inc.*	443,561
14,557	Citrix Systems, Inc.*	684,179
10,077	Cognizant Technology Solutions Corp., Class A*	515,741
22,315	eBay, Inc.*	531,320
9,584	Fiserv, Inc.*	489,647
935	Google, Inc., Class A*	491,286
22,704	Intel Corp.	518,332
21,741	Marvell Technology Group Ltd. (Bermuda)*	448,952
41,921	Micron Technology, Inc.*	391,961
14,661	NetApp, Inc.*	508,297
30,954	Nuance Communications, Inc.*	565,530
22,861	NVIDIA Corp.*	359,375
14,210	Oracle Corp.	367,186
7,242	Research In Motion Ltd. (Canada)*	515,558
12,114	SanDisk Corp.*	483,228

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Active AlphaQ Fund

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—(Continued)
24,960	Seagate Technology (Cayman Islands)*	$458,515
18,746	Xilinx, Inc.	483,272
		10,988,043
	Telecommunication Services—4.9%
7,603	Millicom International Cellular SA (Luxembourg)	671,193
13,133	NII Holdings, Inc.*	557,102
		1,228,295
	Total Investments (Cost $22,429,126)—100.0%	25,066,725
	Liabilities in excess of other assets—(0.0%)	(6,290)
	Net Assets—100.0%	$25,060,435

  Investment Abbreviations:

  ADR  American Depositary Receipt

  Notes to Schedule of Investments:

  *  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Active Alpha Multi-Cap Fund

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2010

Financials	32.8
Information Technology	26.1
Money Market Fund	14.2
Health Care	13.2
Consumer Discretionary	10.9
Energy	4.9
Consumer Staples	4.1
Materials	3.2
Industrials	3.1
Utilities	1.6
Other	(14.1)

Schedule of Investments

PowerShares Active Alpha Multi-Cap Fund

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—10.9%
2,640	Bridgepoint Education, Inc.*	$67,874
876	DeVry, Inc.	54,654
2,535	Grand Canyon Education, Inc.*	61,296
480	ITT Educational Services, Inc.*	48,542
2,464	Lincoln Educational Services Corp.*	61,502
		293,868
	Consumer Staple—4.1%
3,908	Cresud S.A.C.I.F.y A. ADR (Argentina)	54,829
1,266	Hansen Natural Corp.*	55,805
		110,634
	Energy—4.9%
4,084	Cheniere Energy Partners LP	72,777
1,735	Dresser-Rand Group, Inc.*	61,211
		133,988
	Financials—32.8%
2,400	Assured Guaranty Ltd. (Bermuda)	51,720
8,626	BBVA Banco Frances SA ADR (Argentina)	59,864
1,986	CNinsure, Inc. ADR (Cayman Islands)	55,092
2,808	E-House China Holdings Ltd. ADR (Cayman Islands)	47,202
3,389	EZCORP, Inc., Class A*	70,186
3,000	First Financial Bancorp	57,330
312	Goldman Sachs Group, Inc. (The)	45,302
2,333	Greenlight Capital Re Ltd., Class A (Cayman Islands)*	59,771
1,422	Hartford Financial Services Group, Inc. (The)	40,627
446	IntercontinentalExchange, Inc.*	52,017
4,258	Investors Bancorp, Inc.*	59,229

Number of Shares		Value
	Common Stocks and Other Equity Interests—(Continued)
2,532	Itau Unibanco Holding SA ADR (Brazil)	$54,894
2,748	Och-Ziff Capital Management Group LLC, Class A	48,145
534	PartnerRe Ltd.	41,428
1,429	Prosperity Bancshares, Inc.	56,045
1,780	Validus Holdings Ltd.	45,515
1,249	World Acceptance Corp.*	44,065
		888,432
	Health Care—13.2%
2,400	Cubist Pharmaceuticals, Inc.*	53,808
1,890	LHC Group, Inc.*	64,449
1,399	Mindray Medical International Ltd. ADR (China)	53,442
3,139	Mylan, Inc.*	69,152
2,273	Par Pharmaceutical Cos., Inc.*	61,689
1,219	Valeant Pharmaceuticals International*	54,855
		357,395
	Industrials—3.1%
2,119	RINO International Corp.*	36,489
4,000	Seaspan Corp. (Hong Kong)	46,840
		83,329
	Information Technology—26.1%
1,645	AsiaInfo Holdings, Inc.*	46,734
1,092	Atheros Communications, Inc.*	42,413
1,068	Cognizant Technology Solutions Corp., Class A*	54,660
1,800	DG Fastchannel, Inc.*	63,324
3,300	Ebix, Inc.*	53,691
2,093	InterDigital, Inc.*	57,913

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Active Alpha Multi-Cap Fund

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—(Continued)
1,755	Longtop Financial Technologies Ltd. ADR (Cayman Islands)*	$60,390
2,040	Netlogic Microsystems, Inc.*	63,587
1,354	Perfect World Co. Ltd. ADR (Cayman Islands)*	45,318
729	Research In Motion Ltd. (Canada)*	51,898
1,330	Shanda Interactive Entertainment Ltd. ADR (China)*	60,302
3,852	Teradyne, Inc.*	47,110
1,146	VistaPrint NV (Netherlands)*	59,111
		706,451
	Materials—3.2%
3,064	China Green Agriculture, Inc.*	38,852
1,188	Teck Resources Ltd., Class B (Canada)*	46,593
		85,445
	Utilities—1.6%
1,405	Spectra Energy Partners LP	44,300
	Total Common Stocks and Other Equity Interests (Cost $2,801,824)	2,703,842
	Money Market Fund—14.2%
384,488	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $384,488)	384,488
	Total Investments (Cost $3,186,312)—114.1%	3,088,330
	Liabilities in excess of other assets—(14.1%)	(381,765)
	Net Assets—100.0%	$2,706,565

  Investment Abbreviations:

  ADR  American Depositary Receipt

  Notes to Schedule of Investments:

  *  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Active Low Duration Fund

Duration Breakdown (% of the Fund's Net Assets) as of April 30, 2010

Maturing in less than 1 year	56.6
Maturing in 1 to 5 Years	42.2
Maturing in 6 to 10 Years	0.6
Other	0.6

Schedule of Investments

PowerShares Active Low Duration Fund

April 30, 2010 (Unaudited)

Principal Amount		Value
	Long-Term Investments—42.8%
	Corporate Bonds—12.5%
$50,000	AutoZone, Inc. 5.750%, 01/15/15	$54,681
50,000	Bank of America Corp. 4.500%, 04/01/15	50,513
50,000	Bank of Nova Scotia (Canada) 2.250%, 01/22/13	50,508
100,000	Citibank NA, Series 1 1.500%, 07/12/11	100,901
100,000	Citigroup Funding, Inc. 1.875%, 10/22/12	101,130
80,000	Citigroup Funding, Inc. 2.250%, 12/10/12	81,614
50,000	General Electric Capital Corp., Series A 3.750%, 11/14/14	51,309
30,000	Goldman Sachs Group, Inc. (The) 3.625%, 08/01/12	30,577
70,000	JPMorgan Chase & Co. 4.650%, 06/01/14	74,600
50,000	Medtronic, Inc. 3.000%, 03/15/15	50,576
40,000	MetLife, Inc. 6.750%, 06/01/16	45,551
50,000	Morgan Stanley 2.250%, 03/13/12	51,195
50,000	NASDAQ OMX Group, Inc. (The) 4.000%, 01/15/15	50,497
50,000	Prudential Financial, Inc. MTN 2.750%, 01/14/13	50,365
25,000	Southern Co. 4.150%, 05/15/14	26,261
25,000	State Street Corp. 4.300%, 05/30/14	26,467

Principal Amount		Value
	Long-Term Investments—(Continued)
$50,000	Wells Fargo & Co. 2.125%, 06/15/12	$51,078
		947,823
	United States Government Obligations—30.3%
	United States Treasury Notes
145,000	1.375%, 10/15/12	145,612
285,000	1.375%, 03/15/13	284,443
340,000	1.375%, 03/15/12	343,121
385,000	1.375%, 05/15/12	388,098
130,000	1.375%, 01/15/13	130,071
195,000	1.500%, 07/15/12	197,026
700,000	1.875%, 06/15/12	712,742
96,000	4.875%, 05/31/11	100,538
		2,301,651
	Total Long-Term Investments (Cost $3,194,290)	3,249,474
	Short-Term Investments—56.6%
	United States Government Obligations—55.4%
	United States Treasury Notes
360,000	0.875%, 02/28/11	361,477
1,175,000	0.875%, 03/31/11 (a)	1,179,957
80,000	4.125%, 08/15/10	80,909
250,000	4.250%, 10/15/10	254,531
183,000	4.250%, 01/15/11	188,040
1,376,000	4.375%, 12/15/10	1,410,724
706,000	4.750%, 03/31/11	733,771
		4,209,409

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Active Low Duration Fund

April 30, 2010 (Unaudited)

Number of Shares		Value
	Money Market Fund—1.2%
89,949	Goldman Sachs Financial Square Prime Obligations Institutional Share Class	$89,949
	Total Short-Term Investments (Cost $4,287,230)	4,299,358
	Total Investments (Cost $7,481,520)—99.4%	7,548,832
	Other assets less liabilities—0.6%	48,991
	Net Assets—100.0%	$7,597,823

  Investment Abbreviations:

  MTN  Medium Term Note

  Notes to Schedule of Investments:

  (a)  All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 2H and Note 5.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Active Mega Cap Fund

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2010

Information Technology	26.1
Health Care	21.0
Financials	20.3
Consumer Discretionary	13.1
Energy	12.5
Telecommunication Services	3.9
Industrials	1.7
Materials	1.3
Consumer Staples	0.2
Money Market Fund	0.1
Other	(0.2)

Schedule of Investments

PowerShares Active Mega Cap Fund

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks—100.1%
	Consumer Discretionary—13.1%
14,782	Ford Motor Co.*	$192,462
4,650	Gap, Inc. (The)	114,994
828	Johnson Controls, Inc.	27,813
1,165	Target Corp.	66,254
1,993	Time Warner, Inc.	65,928
		467,451
	Consumer Staples—0.2%
144	Procter & Gamble Co. (The)	8,951
	Energy—12.5%
759	Chevron Corp.	61,813
1,168	ConocoPhillips	69,134
2,697	Exxon Mobil Corp.	182,991
1,893	National Oilwell Varco, Inc.	83,349
554	Occidental Petroleum Corp.	49,118
		446,405
	Financials—20.3%
1,223	Aflac, Inc.	62,324
1,638	American Express Co.	75,545
1,704	Capital One Financial Corp.	73,971
927	Chubb Corp. (The)	49,011
183	Franklin Resources, Inc.	21,162
969	Goldman Sachs Group, Inc. (The)	140,699
157	MetLife, Inc.	7,156
649	PNC Financial Services Group, Inc.	43,619
1,322	Prudential Financial, Inc.	84,026
1,869	Travelers Cos., Inc. (The)	94,833
408	U.S. Bancorp	10,922
1,856	Wells Fargo & Co.	61,452
		724,720

Number of Shares		Value
	Common Stocks—(Continued)
	Health Care—21.0%
419	Abbott Laboratories	$21,436
2,077	Amgen, Inc.*	119,137
600	Cardinal Health, Inc.	20,814
3,816	Eli Lilly & Co.	133,445
920	Johnson & Johnson	59,156
411	Medtronic, Inc.	17,957
14,341	Pfizer, Inc.	239,781
4,571	UnitedHealth Group, Inc.	138,547
		750,273
	Industrials—1.7%
1,017	Raytheon Co.	59,291
	Information Technology—26.1%
258	AOL, Inc.*	6,027
35	Apple, Inc.*	9,139
1,114	Corning, Inc.	21,445
4,213	Dell, Inc.*	68,166
1,240	EMC Corp.*	23,572
113	Google, Inc., Class A*	59,375
2,463	Hewlett-Packard Co.	128,002
1,216	Intel Corp.	27,761
1,799	International Business Machines Corp.	232,071
7,267	Microsoft Corp.	221,934
2,511	Symantec Corp.*	42,110
3,476	Texas Instruments, Inc.	90,411
		930,013
	Materials—1.3%
241	Alcoa, Inc.	3,239
569	Freeport-McMoRan Copper & Gold, Inc.	42,977
		46,216

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Active Mega Cap Fund

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks—(Continued)
	Telecommunication Services—3.9%
5,142	AT&T, Inc.	$134,000
1,216	Sprint Nextel Corp.*	5,168
		139,168
	Total Common Stocks (Cost $3,281,983)	3,572,488
	Money Market Fund—0.1%
1,928	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $1,928)	1,928
	Total Investments (Cost $3,283,911)—100.2%	3,574,416
	Liabilities in excess of other assets—(0.2%)	(5,820)
	Net Assets—100.0%	$3,568,596

  Notes to Schedule of Investments:

  *  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Active U.S. Real Estate Fund

Property Type and Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2010

Office Property	15.1
Regional Malls	13.2
Apartments	13.1
Health Care	13.0
Diversified	11.8
Shopping Centers	8.6
Hotels	7.2
Storage	6.6
Warehouse/Industrial	5.8
Forestry	3.0
Paper & Related Products	1.4
Single Tenant	1.1
Other	0.1

Schedule of Investments

PowerShares Active U.S. Real Estate Fund

April 30, 2010 (Unaudited)

Number of Shares		Value
	Real Estate Investment Trusts, Common Stocks and Other Equity Interests—99.9%
	Apartments—13.1%
5,589	AvalonBay Communities, Inc.	$581,480
19,498	Equity Residential	882,674
2,050	Essex Property Trust, Inc.	216,931
		1,681,085
	Diversified—11.8%
4,589	Colonial Properties Trust	72,369
5,349	Digital Realty Trust, Inc.	313,986
15,298	Duke Realty Corp.	206,982
2,990	DuPont Fabros Technology, Inc.	66,288
7,599	Liberty Property Trust	256,922
2,964	Mission West Properties, Inc.	21,460
1,230	PS Business Parks, Inc.	73,800
6,049	Vornado Realty Trust	504,305
		1,516,112
	Forestry—3.0%
7,849	Plum Creek Timber Co., Inc.	312,390
1,880	Potlatch Corp.	70,425
		382,815
	Health Care—13.0%
9,799	HCP, Inc.	314,744
8,199	Health Care REIT, Inc.	368,381
1,530	LTC Properties, Inc.	42,687
7,450	Nationwide Health Properties, Inc.	260,899
8,415	Senior Housing Properties Trust	189,169
10,499	Ventas, Inc.	495,868
		1,671,748

Number of Shares		Value
	Real Estate Investment Trusts, Common Stocks and Other Equity Interests—(Continued)
	Hotels—7.2%
8,549	Hospitality Properties Trust	$226,463
43,096	Host Hotels & Resorts, Inc.	700,741
		927,204
	Office Property—15.1%
2,580	Alexandria Real Estate Equities, Inc.	182,690
5,799	BioMed Realty Trust, Inc.	107,339
8,099	Boston Properties, Inc.	638,687
7,409	Brandywine Realty Trust	94,391
3,409	Corporate Office Properties Trust	137,894
4,140	Highwoods Properties, Inc.	132,356
12,868	HRPT Properties Trust	100,885
2,560	Kilroy Realty Corp.	89,754
4,570	Mack-Cali Realty Corp.	157,025
798	Parkway Properties, Inc.	15,721
4,550	SL Green Realty Corp.	282,873
		1,939,615
	Paper & Related Products—1.4%
3,760	Rayonier, Inc.	184,165
	Regional Malls—13.2%
3,260	Macerich Co. (The)	145,755
16,098	Simon Property Group, Inc.	1,433,044
2,649	Taubman Centers, Inc.	114,887
		1,693,686

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Active U.S. Real Estate Fund

April 30, 2010 (Unaudited)

Number of Shares		Value
	Real Estate Investment Trusts, Common Stocks and Other Equity Interests—(Continued)
	Shopping Centers—8.6%
4,200	Federal Realty Investment Trust	$325,038
13,499	Kimco Realty Corp.	210,450
5,600	Regency Centers Corp.	229,880
900	Saul Centers, Inc.	35,577
2,799	Tanger Factory Outlet Centers, Inc.	116,438
8,249	Weingarten Realty Investors	190,717
		1,108,100
	Single Tenant—1.1%
539	Agree Realty Corp.	13,815
5,669	National Retail Properties, Inc.	133,391
		147,206
	Storage—6.6%
8,799	Public Storage	852,711
	Warehouse/Industrial—5.8%
4,950	AMB Property Corp.	137,907
14,388	DCT Industrial Trust, Inc.	75,681
1,829	EastGroup Properties, Inc.	74,769
4,010	First Industrial Realty Trust, Inc.*	32,000
32,596	ProLogis	429,289
		749,646
	Total Investments (Cost $11,115,454)—99.9%	12,854,093
	Other assets less liabilities—0.1%	10,796
	Net Assets—100.0%	$12,864,889

  Investment Abbreviations:

  REIT  Real Estate Investment Trust

  Notes to Schedule of Investments:

  *  Non-income producing security.

See Notes to Financial Statements.

Statements of Assets and Liabilities

April 30, 2010 (Unaudited)

	PowerShares Active AlphaQ Fund	PowerShares Active Alpha Multi-Cap Fund	PowerShares Active Low Duration Fund	PowerShares Active Mega Cap Fund	PowerShares Active U.S. Real Estate Fund
ASSETS:
Investments, at value	$25,066,725	$3,088,330	$7,548,832	$3,574,416	$12,854,093
Cash	—	—	—	84	—
Investments sold	836,440	51,376	—	342,202	—
Dividends and interest	—	30	51,146	3,858	14,262
Shares sold	—	—	—	1,189,540	2,144,145
Total Assets	25,903,165	3,139,736	7,599,978	5,110,100	15,012,500
LIABILITES:
Due to custodian	2,956	381,943	39	—	7,649
Payables:
Shares repurchased	—	—	—	1,189,541	—
Investments purchased	824,893	48,420	—	349,733	2,131,911
Variation margin	—	—	307	—	—
Accrued unitary management fees	14,881	2,808	1,809	2,230	8,051
Total Liabilities	842,730	433,171	2,155	1,541,504	2,147,611
NET ASSETS	$25,060,435	$2,706,565	$7,597,823	$3,568,596	$12,864,889
NET ASSETS CONSIST OF:
Shares of beneficial interest	$23,744,038	$6,388,734	$7,558,546	$3,644,520	$9,363,704
Undistributed net investment income (loss)	(2,920)	(6,423)	(41,826)	7,101	84,848
Accumulated net realized gain (loss) on investments	(1,318,282)	(3,577,764)	5,229	(373,530)	1,677,698
Net unrealized appreciation (depreciation) on investments	2,637,599	(97,982)	75,874	290,505	1,738,639
Net Assets	$25,060,435	$2,706,565	$7,597,823	$3,568,596	$12,864,889
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,000,000	150,000	300,000	150,000	300,000
Net asset value	$25.06	$18.04	$25.33	$23.79	$42.88
Share price	$25.06	$18.04	$25.30	$23.79	$42.93
Investments, at cost	$22,429,126	$3,186,312	$7,481,520	$3,283,911	$11,115,454

See Notes to Financial Statements.

Statements of Operations

Six Months Ended April 30, 2010 (Unaudited)

	PowerShares Active AlphaQ Fund	PowerShares Active Alpha Multi-Cap Fund	PowerShares Active Low Duration Fund	PowerShares Active Mega Cap Fund	PowerShares Active U.S. Real Estate Fund
INVESTMENT INCOME:
Dividend income	$39,253	$20,217	$46	$32,711	$209,326
Interest income	—	—	46,165	—	—
Foreign withholding tax	(951)	(250)	—	—	—
Total Income	38,302	19,967	46,211	32,711	209,326
EXPENSES:
Unitary management fees	41,445	17,191	10,219	12,796	40,682
Net Investment Income (Loss)	(3,143)	2,776	35,992	19,915	168,644
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	426,860	405,730	10,591	(34,082)	13,208
Futures contracts	—	—	15,167	—	—
In-kind redemptions	—	1,178,997	—	238,114	1,707,825
Net realized gain	426,860	1,584,727	25,758	204,032	1,721,033
Net change in unrealized appreciation (depreciation) on:
Investments	2,004,851	(830,275)	(3,125)	213,331	1,115,257
Futures contracts	—	—	705	—	—
Net unrealized appreciation (depreciation)	2,004,851	(830,275)	(2,420)	213,331	1,115,257
Net realized and unrealized gain on investments and futures contracts	2,431,711	754,452	23,338	417,363	2,836,290
Net increase in net assets resulting from operations	$2,428,568	$757,228	$59,330	$437,278	$3,004,934

See Notes to Financial Statements.

Statements of Changes in Net Assets

	PowerShares Active AlphaQ Fund		PowerShares Active Alpha Multi-Cap Fund		PowerShares Active Low Duration Fund
	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
OPERATIONS:
Net investment income (loss)	$(3,143)	$(6,027)	$2,776	$16,035	$35,992	$64,391
Net realized gain (loss) on investments	426,860	(860,170)	1,584,727	(2,998,640)	25,758	8,489
Net change in unrealized appreciation (depreciation) on investments	2,004,851	1,463,767	(830,275)	3,058,899	(2,420)	62,926
Net increase (decrease) in net assets resulting from operations	2,428,568	597,570	757,228	76,294	59,330	135,806
Undistributed net investment income (loss) included in the price of units issued and redeemed	223	(182)	(3,103)	(2,751)	(5,075)	(5,852)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(11,250)	(12,784)	(72,743)	(68,278)
Return of capital	—	(2,478)	—	—	—	(11,881)
Total distributions to shareholders	—	(2,478)	(11,250)	(12,784)	(72,743)	(80,159)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	18,617,248	3,223,926	3,668,451	669,186	1,267,385	12,643,122
Value of shares repurchased	—	(3,316,224)	(6,370,713)	(2,149,362)	(1,273,875)	(7,579,418)
Net income equalization	(223)	182	3,103	2,751	5,075	5,852
Net increase (decrease) in net assets resulting from shares transactions	18,617,025	(92,116)	(2,699,159)	(1,477,425)	(1,415)	5,069,556
Increase (Decrease) in Net Assets	21,045,816	502,794	(1,956,284)	(1,416,666)	(19,903)	5,119,351
NET ASSETS:
Beginning of period	4,014,619	3,511,825	4,662,849	6,079,515	7,617,726	2,498,375
End of period	$25,060,435	$4,014,619	$2,706,565	$4,662,849	$7,597,823	$7,617,726
Undistributed net investment income (loss) at end of period	$(2,920)	$—	$(6,423)	$5,154	$(41,826)	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	800,000	200,000	200,000	50,000	50,000	500,000
Shares repurchased	—	(200,000)	(350,000)	(150,000)	(50,000)	(300,000)
Shares outstanding, beginning of period	200,000	200,000	300,000	400,000	300,000	100,000
Shares outstanding, end of period	1,000,000	200,000	150,000	300,000	300,000	300,000

*  Commencement of Operations.

See Notes to Financial Statements.

	PowerShares Active Mega Cap Fund		PowerShares Active U.S. Real Estate Fund
	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	For the Period November 19, 2008* Through October 31, 2009
OPERATIONS:
Net investment income (loss)	$19,915	$26,760	$168,644	$89,455
Net realized gain (loss) on investments	204,032	(358,451)	1,721,033	437,068
Net change in unrealized appreciation (depreciation) on investments	213,331	629,262	1,115,257	623,382
Net increase (decrease) in net assets resulting from operations	437,278	297,571	3,004,934	1,149,905
Undistributed net investment income (loss) included in the price of units issued and redeemed	—	7,014	21,546	88,841
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(27,070)	(29,723)	(127,785)	(67,012)
Return of capital	—	—	—	—
Total distributions to shareholders	(27,070)	(29,723)	(127,785)	(67,012)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	4,507,866	7,472,575	14,866,041	25,601,869
Value of shares repurchased	(4,507,866)	(6,405,568)	(13,131,585)	(18,431,478)
Net income equalization	—	(7,014)	(21,546)	(88,841)
Net increase (decrease) in net assets resulting from shares transactions	—	1,059,993	1,712,910	7,081,550
Increase (Decrease) in Net Assets	410,208	1,334,855	4,611,605	8,253,284
NET ASSETS:
Beginning of period	3,158,388	1,823,533	8,253,284	—
End of period	$3,568,596	$3,158,388	$12,864,889	$8,253,284
Undistributed net investment income (loss) at end of period	$7,101	$14,256	$84,848	$22,443
CHANGES IN SHARES OUTSTANDING:
Shares sold	200,000	400,000	400,000	900,000
Shares repurchased	(200,000)	(350,000)	(350,000)	(650,000)
Shares outstanding, beginning of period	150,000	100,000	250,000	—
Shares outstanding, end of period	150,000	150,000	300,000	250,000

Financial Highlights

PowerShares Active AlphaQ Fund

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31, 2009		For the Period April 8, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$20.07		$17.56		$25.00
Net investment income (loss)**	(0.01)		(0.03)		(0.02)
Net realized and unrealized gain (loss) on investments	5.00		2.55		(7.42)
Total from investment operations	4.99		2.52		(7.44)
Distributions to shareholders from:
Return of capital	—		(0.01)		—
Net asset value at end of period	$25.06		$20.07		$17.56
Share price at end of period***	$25.06		$20.04		$17.57
NET ASSET VALUE, TOTAL RETURN****	24.86%		14.38%		(29.76	)%(a)
SHARE PRICE TOTAL RETURN****	25.05%		14.15%		(29.72	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$25,060		$4,015		$3,512
Ratio to average net assets of:
Expenses	0.75	%†	0.75%		0.75	%†
Net investment income (loss)	(0.06	)%†	(0.17)%		(0.14	)%†
Portfolio turnover rate ††	31%		153%		90%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(b)	$(0.00	)(b)	$0.01

PowerShares Active Alpha Multi-Cap Fund

	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	For the Period April 8, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$15.54	$15.20	$25.00
Net investment income**	0.01	0.04	0.01
Net realized and unrealized gain (loss) on investments	2.53	0.33	(9.81)
Total from investment operations	2.54	0.37	(9.80)
Distributions to shareholders from:
Net investment income	(0.04)	(0.03)	—
Net asset value at end of period	$18.04	$15.54	$15.20
Share price at end of period***	$18.04	$15.54	$15.15
NET ASSET VALUE, TOTAL RETURN****	16.35%	2.49%	(39.20	)%(c)
SHARE PRICE TOTAL RETURN****	16.35%	2.82%	(39.40	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$2,707	$4,663	$6,080
Ratio to average net assets of:
Expenses	0.75%†	0.75%	0.75	%†
Net investment income	0.12%†	0.32%	0.05	%†
Portfolio turnover rate ††	55%	197%	89%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$(0.01)	$0.04

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and the sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception (April 11, 2008, first day of trading on the exchange) to October 31, 2008 was (28.70)%. The share price total return from Fund inception to October 31, 2008 was (28.69)%.

(b)  Amount represents less than $0.005.

(c)  The net asset value total return from Fund Inception (April 11, 2008, first day of trading on the exchange) to October 31, 2008 was (38.16)%. The share price total return from Fund inception to October 31, 2008 was (38.37)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Active Low Duration Fund

	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	For the Period April 8, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.39	$24.98	$25.00
Net investment income**	0.13	0.29	0.28
Net realized and unrealized gain (loss) on investments	0.08	0.52	(0.01)
Total from investment operations	0.21	0.81	0.27
Distribution to shareholders from:
Net investment income	(0.27)	(0.35)	(0.28)
Return of capital	—	(0.05)	(0.01)
Total distributions	(0.27)	(0.40)	(0.29)
Net asset value at end of period	$25.33	$25.39	$24.98
Share price at end of period***	$25.30	$25.23	$24.60
NET ASSET VALUE, TOTAL RETURN****	0.83%	3.27%	1.08	%(a)
SHARE PRICE TOTAL RETURN****	1.35%	4.20%	(0.45	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$7,598	$7,618	$2,498
Ratio to average net assets of:
Expenses	0.29%†	0.29%	0.29	%†
Net investment income	1.02%†	1.17%	1.99	%†
Portfolio turnover rate ††	21%	295%	296%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.02)	$(0.03)	$0.00	(b)

PowerShares Active Mega Cap Fund

	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	For the Period April 8, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$21.06	$18.24	$25.00
Net investment income**	0.13	0.26	0.17
Net realized and unrealized gain (loss) on investments	2.78	2.86	(6.93)
Total from investment operations	2.91	3.12	(6.76)
Distributions to shareholders from:
Net investment income	(0.18)	(0.30)	—
Net asset value at end of period	$23.79	$21.06	$18.24
Share price at end of period***	$23.79	$21.04	$18.23
NET ASSET VALUE, TOTAL RETURN****	13.86%	17.37%	(27.04	)%(c)
SHARE PRICE TOTAL RETURN****	13.96%	17.29%	(27.08	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$3,569	$3,158	$1,824
Ratio to average net assets of:
Expenses	0.75%†	0.75%	0.75	%†
Net investment income	1.17%†	1.38%	1.30	%†
Portfolio turnover rate ††	19%	87%	41%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	—	$0.07	$(0.00	)(b)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask price.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception (April 11, 2008, first day of trading on the exchange) to October 31, 2008 was 0.88%. The share price total return from Fund inception to October 31, 2008 was (0.89)%.

(b)  Amount represents less than $0.005

(c)  The net asset value total return from Fund Inception (April 11, 2008, first day of trading on the exchange) to October 31, 2008 was (26.27)%. The share price total return from Fund inception to October 31, 2008 was (26.31)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Active U.S. Real Estate Fund

	Six Months Ended April 30, 2010 (Unaudited)	For the Period November 19, 2008* through October 31, 2009
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$33.01	$21.66
Net investment income**	0.62	0.72
Net realized and unrealized gain (loss) on investments	9.74	11.21
Total from investment operations	10.36	11.93
Distribution to shareholders from:
Net investment income	(0.49)	(0.58)
Net asset value at end of period	$42.88	$33.01
Share price at end of period***	$42.93	$33.05
NET ASSET VALUE, TOTAL RETURN****	31.64%	55.56	%(a)
SHARE PRICE TOTAL RETURN****	31.63%	55.70	%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$12,865	$8,253
Ratio to average net assets of:
Expenses	0.80%†	0.80	%†
Net investment income	3.32%†	2.83	%†
Portfolio turnover rate ††	9%	46%
Undistributed net investment income included in price of units issued and redeemed**#	$0.08	$0.71

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask price.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception (November 20, 2008, first day of trading on the exchange) to October 31, 2009 was 67.47%. The share price total return from Fund Inception to October 31, 2009 was 68.71%.

See Notes to Financial Statements.

Notes to Financial Statements

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2010 (Unaudited)

Note 1. Organization

PowerShares Actively Managed Exchange-Traded Fund Trust (the "Trust") was organized as a Delaware statutory trust on November 6, 2007 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of April 30, 2010, the Trust offered five portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Active AlphaQ Fund	"Active AlphaQ Fund"

PowerShares Active Alpha Multi-Cap Fund	"Active Alpha Multi-Cap Fund"

PowerShares Active Low Duration Fund	"Active Low Duration Fund"

PowerShares Active Mega Cap Fund	"Active Mega Cap Fund"

PowerShares Active U.S. Real Estate Fund	"Active U.S. Real Estate Fund"

Each portfolio (the "Fund" and collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc.

The Funds' market prices may differ to some degree from the net asset value ("NAV") of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index, except with respect to Active Low Duration Fund for which Creation Units are issued and redeemed partially for cash and partially in-kind for securities included in a specified universe. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective for each of the Active AlphaQ Fund and Active Alpha Multi-Cap Fund is long-term capital appreciation. The investment objective for the Active Low Duration Fund is total return. Active Mega Cap Fund's investment objective is long-term growth of capital. The investment objective of Active U.S. Real Estate Fund is high total return through growth of capital and current income.

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with Generally Accepted Accounting Principles ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2010 (Unaudited)

based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2010 (Unaudited)

market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Non-Diversified Fund Risk. Active Alpha Q Fund and Active Multi-Cap Fund are considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk. If a Fund concentrates its investments in an industry or group of industries, the value of the Fund's Shares may rise and fall more than the value of shares of a fund that invests in a broader range of securities.

Cash Redemption Risk. With respect to Active Low Duration Portfolio, unlike most exchange-traded funds ("ETFs"), the Fund currently intends to effect redemptions principally for cash and partially in-kind, rather than primarily in-kind because of the nature of the Fund's investments. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the returns for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Each Fund has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay for substantially all expenses of the Funds, including payments to the Sub-Advisers (as defined below) and the cost of transfer agency, custody,

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2010 (Unaudited)

fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund (except for the Active Low Duration Fund, which declares and pays dividends monthly) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholders' per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statement of Changes in Net Assets as undistributed net investment income included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

H. Futures Contracts

Each Fund may enter into U.S. futures contracts to simulate full investment in securities, to facilitate trading or to reduce transaction costs. With respect to the Active Low Duration Fund, the Fund may invest in futures contracts on U.S. Treasury securities to manage interest rate risk and may do so with respect to the entire portfolio. A futures contract is an agreement between two parties to purchase or sell a specified underlying security or index for a specified price at a future date. The Fund will only enter into futures contracts that are traded on a U.S. exchange and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk, leverage risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and may be required to continue to maintain the margin deposits on the futures contracts until the position expired or matured. With respect to futures on

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2010 (Unaudited)

U.S. Treasury securities, the Fund could experience losses if the U.S. Treasury securities underlying futures contracts are not closely correlated with the securities held by the Fund. Futures contracts have minimal counterparty risk since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser under which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs, providing certain clerical, bookkeeping and other administrative services and oversight of AER Advisors, Inc. ("AER"), Invesco Advisers, Inc. (formerly, Invesco Institutional (N.A.), Inc.) ("Invesco Advisers"), Invesco Asset Management Deutschland GmbH ("Invesco Deutschland"), Invesco Asset Management Limited ("Invesco Asset Management"), Invesco Asset Management (Japan) Limited ("Invesco Japan"), Invesco Australia Limited ("Invesco Australia"), Invesco Hong Kong Limited ("Invesco Hong Kong"), Invesco Senior Secured Management, Inc. ("Invesco Senior Secured") and Invesco Trimark Ltd. ("Invesco Trimark") (collectively the "Sub-Advisers"). Except for AER, all other Sub-Advisers are affiliates of the Adviser. As compensation for its services, each Fund has agreed to pay the Adviser an annual unitary management fee and the Adviser has agreed to pay for substantially all expenses of the Funds, including payments to the Sub-Advisers and the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
Active AlphaQ Fund	0.75%
Active Alpha Multi-Cap Fund	0.75%
Active Low Duration Fund	0.29%
Active Mega Cap Fund	0.75%
Active U.S. Real Estate Fund	0.80%

The Adviser has entered into an Investment Sub-Advisory Agreement with AER, the investment Sub-Adviser for the Active AlphaQ Fund and Active Alpha Multi-Cap Fund, and an Investment Sub-Advisory Agreement with Invesco Advisers, the primary Sub-Adviser for Active Mega Cap Fund, Active Low Duration Fund and Active U.S. Real Estate Fund. Invesco Deutschland, Invesco Asset Management, Invesco Japan, Invesco Australia, Invesco Hong Kong, Invesco Senior Secured and Invesco Trimark also serve as Sub-Advisers for the Active U.S. Real Estate Fund, and effective April 14, 2010 for Active Mega

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2010 (Unaudited)

Cap Fund and Active Low Duration Fund, pursuant to an Investment Sub-Advisory Agreement with the Adviser. The sub-advisory fee is paid by the Adviser to the Sub-Advisers at the following annual rates:

Sub-adviser/Fund	Sub-advisory fee
AER/Active AlphaQ Fund and Active Alpha Multi-Cap Fund	0.20% of the Fund's average daily net assets.

Invesco Advisers, Invesco Deutschland, Invesco Asset Management, Invesco Japan, Invesco Australia, Invesco Hong Kong, Invesco Senior Secured and Invesco Trimark/Active Low Duration Fund, Active Mega Cap Fund and Active U.S. Real Estate Fund	40% of the Adviser's compensation of the sub-advised assets.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (formerly, Invesco Aim Distributors, Inc.) (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2010 (Unaudited)

The following is a summary of the tiered valuation input levels, as of April 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Active AlphaQ Fund
Equity Securities	$25,066,725	$—	$—	$25,066,725
Active Alpha Multi-Cap Fund
Equity Securities	2,703,842	—	—	2,703,842
Money Market Fund	384,488	—	—	384,488
Total Investments	3,088,330	—	—	3,088,330
Active Low Duration Fund
Corporate Debt Securities	—	947,823	—	947,823
U.S. Treasury Securities	—	6,511,060	—	6,511,060
Money Market Fund	89,949	—	—	89,949
Other Investments*	8,562	—	—	8,562
Total Investments	98,511	7,458,883	—	7,557,394
Active Mega Cap Fund
Equity Securities	3,572,488	—	—	3,572,488
Money Market Fund	1,928	—	—	1,928
Total Investments	3,574,416	—	—	3,574,416
Active U.S. Real Estate Fund
Equity Securities	12,854,093	—	—	12,854,093

* Other Investments include futures which are included at unrealized appreciation.

Note 5. Derivative Investments

Active Low Duration has implemented new required Disclosures about derivative instruments and hedging activities in accordance with GAAP. GAAP has intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2010 (Unaudited)

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund's derivative instruments, detailed by primary risk exposure, held as of April 30, 2010:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Active Low Duration Fund
Interest rate risk
Futures contracts(a)	$9,907	$(1,345)

(a) Includes cumulative appreciation (depreciation) of futures contracts. Only current day's variation margin receivable (payable) is reported within the Statement of Assets & Liabilities.

Effect of Derivative Instruments for the six months ended April 30, 2010

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Futures*
Active Low Duration Fund
Realized Gain
Interest rate risk	$15,167
Change in Unrealized Appreciation
Interest rate risk	705
Total	$15,872

* The average value of outstanding futures during the period was $2,532,650.

Open Futures Contracts
Active Low Duration Fund Contract	Number of Contracts	Expiration Date/Commitment	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	14	June-2010/Long	$3,046,094	$9,907
U.S. Treasury 5 Year Notes	8	June-2010/Short	(926,875)	(1,345)
Total Futures Contracts			$2,119,219	$8,562

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2010 (Unaudited)

to utilize. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

The following Funds had capital loss carryforward amounts as of October 31, 2009, which expire on October 31 of each year listed below:

	2016	2017	Total*
Active AlphaQ Fund	$715,579	$1,007,502	$1,723,081
Active Alpha Multi-Cap Fund	1,743,017	3,419,468	5,162,485
Active Low Duration Fund	10,528	—	10,528
Active Mega Cap Fund	125,775	413,594	539,369
Active U.S. Real Estate Fund	—	10,683	10,683

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Note 7. Investment Transactions

For the six month period ended April 30, 2010, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, U.S. Government securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Active AlphaQ Fund	$3,731,287	$3,731,802
Active Alpha Multi-Cap Fund	2,405,181	2,348,725
Active Low Duration Fund	2,011,696	678,336
Active Mega Cap Fund	735,328	656,057
Active U.S. Real Estate Fund	3,136,204	928,858

For the six month period ended April 30, 2010, the cost of securities purchased and the proceeds from sales of U.S. Government securities for the Active Low Duration Fund amounted to $1,219,011 and $654,791, respectively.

For the six month period ended April 30, 2010, in-kind transactions associated with creations and redemptions were as follows:

	Received	Delivered
Active AlphaQ Fund	$18,619,163	$—
Active Alpha Multi-Cap Fund	3,604,475	6,370,758
Active Low Duration Fund	—	—
Active Mega Cap Fund	1,029,150	1,100,648
Active U.S. Real Estate Fund	7,681,091	7,991,707

Gains on in-kind transactions are generally not considered taxable gains for Federal income tax purposes.

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2010 (Unaudited)

At April 30, 2010, cost of investments on a tax basis, includes the adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting period-end.

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Active AlphaQ Fund	$22,451,187	$2,615,538	$2,737,048	$(121,510)
Active Alpha Multi-Cap Fund	3,186,318	(97,988)	67,368	(165,356)
Active Low Duration Fund	7,483,664	65,168	65,168	—
Active Mega Cap Fund	3,322,104	252,312	322,969	(70,657)
Active U.S. Real Estate Fund	11,148,106	1,705,987	1,736,623	(30,636)

Note 8. Trustees' Fees

The Funds compensate each Trustee who is not an employee of the Adviser or its affiliates. The Adviser, as a result of the unitary management fee, pays for such compensation. The "Interested" Trustees of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an interested person" (as defined in the 1940 Act) (an "Independent Trustee") and has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in selected PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 9. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Except for Active Low Duration Fund, such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. Active Low Duration Fund issues and redeems Shares partially for cash and partially in-kind for securities included in a specified universe.

Note 10. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Proxy Results

Actively Managed Exchange-Traded Fund Trust

A Special Meeting of the Shareholders was held on March 22, 2010 to elect seven individuals to the Board of PowerShares Actively Managed Exchange-Traded Fund Trust:

The results of the voting on the above matter were as follows:

Trustees/Matter	Votes For	Withheld/ Abstentions*
Ronn R. Bagge	679,944	30,822
Todd J. Barre	679,944	30,822
H. Bruce Bond	679,447	31,319
Kevin M. Carome	679,944	30,822
Marc M. Kole	679,944	30,822
Philip M. Nussbaum	679,944	30,822
Donald H. Wilson	679,944	30,822

* Includes Non-Votes.

The Meeting on March 22, 2010 was adjourned until April 14, 2010, with respect to the following proposals for the Active Low Duration Fund and the Active Mega Cap Fund:

The results of the voting were as follows:

Matter – Active Low Duration Fund	Votes For	Votes Against	Withheld/ Abstentions	Non-Votes
Approve a new sub-advisory agreement between Invesco PowerShares Capital Management LLC and Invesco Advisers, Inc, Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Hong Kong Limited; and Invesco Senior Secured Management, Inc.	128,534	2,442	987	92,373

The results of the voting were as follows:

Matter – Active Mega Cap Fund	Votes For	Votes Against	Withheld/ Abstentions	Non-Votes
Approve a new sub-advisory agreement between Invesco PowerShares Capital Management LLC and Invesco Advisers, Inc, Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Hong Kong Limited; and Invesco Senior Secured Management, Inc.	69,626	2,641	1,236	27,367

For a more detailed discussion on the proposal that was submitted to shareholders, please refer to the proxy statement that was filed on February 19, 2010 with the SEC under Accession number 0001104659-10-008272.

Board Considerations Regarding Approval of Sub-Advisory Agreement for PowerShares Active Low Duration Fund and PowerShares Active Mega Cap Fund

At a meeting held on January 27, 2010, the Board of Trustees of the PowerShares Actively Managed Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, approved for each of the PowerShares Active Low Duration Fund and the PowerShares Active Mega Cap Fund (each, a "Fund" and together, the "Funds") the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement") between Invesco PowerShares Capital Management LLC (the "Adviser") and the following eight affiliated sub-advisers (each, a "Sub-Adviser" and collectively, the "Sub-Advisers"): Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Ltd.; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Trimark Ltd.

The Trustees considered that the Sub-Advisers serve as sub-advisers for another fund managed by the Adviser, and that as part of their annual contract renewal process, they had renewed the investment sub-advisory agreement for that fund following a multi-month review process that concluded at their April 2009 meeting. The Trustees also considered that Invesco Advisers, Inc. represented that the information provided with respect to the Sub-Advisers in connection with that contract renewal meeting had not changed materially.

In approving the Sub-Advisory Agreements, the Trustees considered: (i) the nature, extent and quality of services to be provided, (ii) the cost of services to be provided, (iii) the extent to which economies of scale may be realized as the Funds grow, (iv) whether the fee level reflects any possible economies of scale for the benefit of shareholders of the Funds, (v) comparisons of services rendered and amounts paid to other registered investment companies and (vi) any benefits to be realized by the Sub-Advisers from their relationship with the Funds. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Sub-Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services to be provided under the Sub-Advisory Agreement. The Board considered the benefits described by Invesco Advisers, Inc. in having multiple affiliated Sub-Advisers. The Board noted that investment personnel at Invesco Advisers, Inc. currently are responsible for the day-to-day management of the Funds pursuant to its investment sub-advisory agreement with the Adviser, which will terminate upon shareholder approval of the Sub-Advisory Agreement, and that the Sub-Advisory Agreement will provide flexibility to access a broader talent base of portfolio managers and facilitate Invesco's global trading desk strategy. The Board reviewed the qualifications and background of each Sub-Adviser and the resources made available to the Sub-Advisers' personnel.

Based on their review, the Trustees concluded that the nature and extent of services to be provided under the Sub-Advisory Agreement were appropriate and that the quality was expected to be good.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee to be paid to each Sub-Adviser is the same fee charged by the Sub-Advisers for sub-advisory services for other funds and is consistent with the compensation structure used throughout Invesco when Invesco's affiliates provide sub-advisory services to other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fees for the Funds and noted that the Adviser compensates the Sub-Advisers from its fee.

Board Considerations Regarding Approval of Sub-Advisory Agreement for PowerShares Active Low Duration Fund and PowerShares Active Mega Cap Fund (Continued)

The Trustees noted that the Sub-Advisers did not provide an estimate of their profitability in connection with the management of the Funds, but noted that the Board previously had considered the Adviser's profitability and concluded that the fees appeared to be reasonable in comparison with the costs of providing advisory services to the Funds.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees noted that the Adviser charges each Fund a unitary advisory fee and that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides certainty in expenses for the Funds. The Trustees considered whether the sub-advisory fee rate for the Funds is reasonable in relation to the asset size of the Funds, and concluded that the flat sub-advisory fees were reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationship with the Funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Sub-Advisory Agreement. No single factor was determined in the Board's analysis.

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreements

At a meeting held on April 15, 2010, the Board of Trustees of the PowerShares Actively Managed Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the following agreements on behalf of PowerShares Active AlphaQ Fund, PowerShares Active Alpha Multi-Cap Fund (collectively, the "AER Funds"), PowerShares Active Mega Cap Fund, PowerShares Active Low Duration Fund and PowerShares Active U.S. Real Estate Fund (collectively, the "Invesco Funds") (the AER Funds and the Invesco Funds may be referred to herein each as a "Fund" and collectively as the "Funds"), as applicable:

•  the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for each Fund;

•  the Investment Sub-Advisory Agreement between the Adviser and AER Advisors, Inc. for the AER Funds (the "AER Sub-Advisory Agreement"); and

•  the Investment Sub-Advisory Agreement between the Adviser and the following eight affiliated sub-advisers for the PowerShares Active U.S. Real Estate Fund (the "Invesco Sub-Advisory Agreement"): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Ltd.; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Trimark Ltd.

AER Advisors, Inc.; Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Ltd.; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Trimark Ltd. may be referred to herein each as a "Sub-Adviser" and collectively as the "Sub-Advisers."

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees also reviewed information on the performance of the Funds and their benchmark indices for the one-year period ended December 31, 2009 and each Fund's Morningstar peer group ranking (the 1st quartile being the best

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreements (Continued)

performers and the 4th quartile being the worst performers) as of December 31, 2009. Based on the information provided, the Board noted that:

•  each Fund, other than PowerShares Active AlphaQ Fund and PowerShares Active U.S. Real Estate Fund, had outperformed its benchmark;

•  the performance of each of PowerShares Active AlphaQ Fund and PowerShares Active Low Duration Fund ranked in the 1st quartile of its Morningstar universe;

•  the performance of PowerShares Active Alpha Multi-Cap Fund ranked in the 2nd quartile of its Morningstar universe; and

•  the performance of each of PowerShares Active Mega Cap Fund and PowerShares Active U.S. Real Estate Fund ranked in the 3rd quartile of its Morningstar universe.

The Trustees considered the Adviser's explanation for the Funds' performance. The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent and the Sub-Advisers. They noted the significant amount of time and effort that had been devoted to structuring the Trust, obtaining the necessary exemptive relief from the Securities and Exchange Commission and arranging for service providers for the Funds. They noted that, unlike most of the other exchange-traded funds ("ETFs") for which the Adviser serves as investment adviser, the Funds are not designed to track the performance of an index, and investment decisions will be the primary responsibility of the Sub-Advisers. They noted that the Adviser is responsible for overseeing each Fund's operations and management, including trade execution.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's total expense ratio and unitary advisory fee, as compared to information prepared by the Adviser from Lipper Inc. databases on the expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds. The Trustees noted that the annual unitary advisory fee is 0.75% for each of PowerShares Active AlphaQ Fund, PowerShares Active Alpha Multi-Cap Fund and PowerShares Active Mega Cap Fund, 0.29% for PowerShares Active Low Duration Fund and 0.80% for PowerShares Active U.S. Real Estate Fund, and that the Adviser pays all other expenses of each Fund, including the fees payable to the Sub-Advisers, except that each Fund pays its brokerage expenses, taxes, interest and extraordinary expenses.

The Trustees noted that the Adviser represented that it does not provide investment advisory services to any clients other than the Funds and other ETFs overseen by the Board. The Trustees noted that the advisory fee for each Fund was higher than the median expense ratios of its ETF peer funds and open-end index peer funds, but was lower than the median expense ratio of its open-end actively-managed peer funds. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreements (Continued)

losses realized by the Adviser from its relationship to each Fund. The Trustees reviewed the overall profitability of the Adviser and noted that the Adviser, to date, estimated that it had incurred a loss from its relationship with the Funds.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Investment Sub-Advisory Agreements

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the AER Sub-Advisory Agreement and Invesco Sub-Advisory Agreement (the "Sub-Advisory Agreements") for the applicable Funds at a meeting held on April 15, 2010. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreements, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreements. With respect to the Invesco Sub-Advisory Agreement, the Board considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage each Fund's assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Funds, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to the Funds under the Sub-Advisory Agreements were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreements. The Trustees noted that AER Advisors, Inc. does not manage any other investment company assets so they could not compare the fee charged to the PowerShares Active AlphaQ Fund and the PowerShares Active Multi-Cap Fund to what AER Advisors, Inc. charges to other funds. The Trustees also noted the representation of AER Advisors, Inc. that it manages and generally charges higher fees to separately managed accounts with similar investment objectives and policies. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Invesco Sub-Advisory Agreement is consistent with the compensation structure used throughout

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreements (Continued)

Invesco when Invesco's affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for each Fund and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees also considered information provided by AER Advisors, Inc. on the revenues it receives under the AER Sub-Advisory Agreement. The Trustees reviewed information provided by AER Advisors, Inc. on its profitability as well as any profits or losses realized by the Sub-Adviser from its relationship to the AER Funds. The Trustees concluded that the estimated profitability to AER Advisors, Inc. of the sub-advisory services provided to any of the AER Funds was not unreasonable. The Trustees noted that the other Sub-Advisers did not provide an estimate of their profitability in connection with the management of the Invesco Funds, but noted that they had considered the Adviser's overall profitability and concluded that the Sub-Advisers' profitability appeared to be reasonable in comparison with the costs of providing advisory services to such Funds.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for the Funds, the Trustees considered the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationship with the Funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Sub-Advisory Agreements. No single factor was determined in the Board's analysis.

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available on the Commission's website at www.sec.gov. The Trust's Form N-Qs may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2009 Invesco PowerShares Capital Management LLC  P-PS-SAR-10

Item 2. Code of Ethics.

Not required for a semi-annual period.

Item 3. Audit Committee Financial Expert.

Not required for a semi-annual period.

Item 4. Principal Accountant Fees and Services.

Not required for a semi-annual period.

Item 5. Audit Committee of Listed Registrants.

Not required for a semi-annual period.

Item 6. Schedule of Investments.

The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

a)                              Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

b)                             There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item  12. Exhibits.

(a)(1) Code of Ethics

Not required for a semi-annual report

(a)(2)     Certifications of the Registrant’s President and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(b)           Certifications of the Registrant’s President and Treasurer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg

Name:	Andrew Schlossberg
Title:	President

Date:	July 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Andrew Schlossberg

Name:	Andrew Schlossberg
Title:	President

Date:	July 1, 2010

By:	/s/ Bruce T. Duncan

Name:	Bruce T. Duncan
Title:	Treasurer

Date:	July 1, 2010